Description of Business, Basis of Presentation and Significant Accounting Policies - (Basic and Diluted Net Loss Per Common Share) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Numerator:
Net loss attributable to Lions Gate Entertainment Corp. shareholders	$ (128.5)	$ (93.5)	$ (0.3)	$ (0.3)
Net loss attributable to Lions Gate Entertainment Corp. shareholders after accretion of redeemable noncontrolling interest, basic	$ (123.5)	$ (105.4)		$ (0.3)
Denominator:
Weighted average common shares outstanding, basic (in shares)	284,600,000	253,400,000		253,400,000
Weighted average common shares outstanding, diluted (in shares)	284,600,000	253,400,000		253,400,000
Basic net loss per common share (in usd per share)	$ (0.43)	$ (0.42)		$ 0
Diluted net loss per common share (in usd per share)	$ (0.43)	$ (0.42)		$ 0
LIONS GATE ENTERTAINMENT CORP [Member]
Numerator:
Net loss attributable to Lions Gate Entertainment Corp. shareholders	$ (362.0)	$ (1,102.9)		$ (2,010.2)
Accretion of redeemable noncontrolling interest	5.0	(11.9)		0.0
Net loss attributable to Lions Gate Entertainment Corp. shareholders after accretion of redeemable noncontrolling interest, basic	(357.0)	(1,114.8)		(2,010.2)
Net loss attributable to Lions Gate Entertainment Corp. shareholders after accretion of redeemable noncontrolling interest, diluted	$ (357.0)	$ (1,114.8)		$ (2,010.2)
Denominator:
Weighted average common shares outstanding, basic (in shares)	238,900,000	233,600,000		227,900,000
Weighted average common shares outstanding, diluted (in shares)	238,900,000	233,600,000		227,900,000
Basic net loss per common share (in usd per share)	$ (1.49)	$ (4.77)		$ (8.82)
Diluted net loss per common share (in usd per share)	$ (1.49)	$ (4.77)		$ (8.82)
Antidilutive securities excluded from the calculation of diluted earnings per share due to net loss, amount	2.7	2.9		2.9